Shareholder Report, Average Annual Return (Details) 194748_Innovator Equity Managed 100 Buffer ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Managed 100 Buffer ETF™
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Managed 100 Buffer ETF NAV
Average Annual Return, Percent	7.76%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	17.74%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	17.04%